Trade Payables and Accrued Liabilities - Summary of Trade Payables and Accrued Liabilities (Details) - CAD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Trade and other current payables [abstract]
Trade payables	$ 352	$ 477
Amounts due to related parties (Note 9)	6	1
Accrued liabilities	3	78
Trade payables and accrued liabilities	$ 361	$ 556